Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Deferred
Income tax expenses (benefit)	$ 61,212	$ (7,548)
China [Member]
Current
Current tax provision	54,719	13,298
Deferred
Deferred tax (benefit)	$ 6,493	$ (20,846)